FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs
SCHEDULE OF INTEREST EXPENSE ON THE COMPANY'S BANK BORROWINGS

Finance costs comprise interest expense recognized from lease liabilities upon application of IFRS 16 and interest expense on convertible note:

	For the years ended December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Interest on lease liabilities– continuing operations	147	-	4
Interest on lease liabilities - discontinued operations (Note 26)	-	41	220
Interest expense on convertible note	1,093	138	—